CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31,	June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Cash and cash equivalents
- Cash on hand	74	70	11
- Cash at bank	58,285	50,845	7,589

Cash and cash equivalents	58,359	50,915	7,600

Schedule of Group’s cash and cash equivalents

	December 31,	June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

CNY	37,333	31,228	4,662
US$	20,011	19,015	2,838
HK$	1,015	672	100

	58,359	50,915	7,600